Business Combinations - Admetricks SpA Purchase Price Allocation (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2024	Dec. 31, 2025	Apr. 30, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2023
Identifiable assets acquired, net of liabilities
Goodwill		$ 38,813				$ 25,269		$ 12,867
Developed technology
Identifiable assets acquired, net of liabilities
Finite-lived intangible asset, useful life			2 years	2 years	2 years		2 years
Customer relationships
Identifiable assets acquired, net of liabilities
Finite-lived intangible asset, useful life			5 years	5 years	5 years		5 years
Admetricks SpA
Business Combination [Line Items]
Total consideration paid	$ 4,095
Add: Deferred payment	340
Total consideration	4,435
Identifiable assets acquired, net of liabilities
Cash and cash equivalents	262
Accounts receivable	381
Other current assets	25
Property and equipment	18
Goodwill	3,291
Trade and other payables	(92)
Deferred revenue	(531)
Deferred tax liabilities, net	(152)
Total identifiable assets acquired, net of liabilities	4,435
Admetricks SpA | Developed technology
Identifiable assets acquired, net of liabilities
Developed Technology, Customer relationships	$ 311
Finite-lived intangible asset, useful life	2 years
Admetricks SpA | Customer relationships
Identifiable assets acquired, net of liabilities
Developed Technology, Customer relationships	$ 570
Finite-lived intangible asset, useful life	6 years
Admetricks SpA | Brand name
Identifiable assets acquired, net of liabilities
Developed Technology, Customer relationships	$ 352
Finite-lived intangible asset, useful life	4 years